Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - SKYWEST, INC. EMPLOYEES' RETIREMENT PLAN	12 Months Ended
Dec. 31, 2025 USD ($)
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Entity tax identification number	87-0292166
Plan number	001
Notes receivable from participants	$ 15,373,677
Total Investments and Loans	$ 1,669,678,387
Maximum
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	9.50%
Minimum
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
Interest rates of notes receivable from participants	4.25%
Investment, Identifier [Axis]: Capital Group American Funds EUPAC Fund Class R-6
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:CapitalGroupMember
Current Value	$ 44,954,786
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge & Cox Dodge & Cox Income X
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:DodgeCoxMember
Current Value	$ 41,522,531
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Fidelity Inflation-Protected Bond Index
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:FidelityMember
Current Value	$ 3,307,343
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Fidelity Low Priced Stock Fund K6
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:FidelityMember
Current Value	$ 29,458,130
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan JPMorgan Mid Cap Value R6
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:JpMorganMember
Current Value	$ 16,119,942
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS MFS International Intrinsic Value R3
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:MfsMember
Current Value	$ 33,410,911
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS MFS Value R3
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:MfsMember
Current Value	$ 50,267,224
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: PIMCO PIMCO Income Institutional
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:JpMorganMember
Current Value	$ 19,697,663
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: SkyWest, Inc. Interest-bearing cash equivalents
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:SkywestInc.Member
Current Value	$ 1,494,515
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: SkyWest, Inc. SkyWest, Inc. Common Stock Fund
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:SkywestInc.Member
Current Value	$ 47,116,991
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Blue Chip Growth Trust T2
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 146,348,894
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Diversified Mid-Cap Growth Fund I
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 43,251,026
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price International Discovery
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 14,186,102
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2005 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 1,606,128
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2010 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 1,986,599
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2015 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 1,965,252
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2020 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 10,727,222
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2025 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 30,523,095
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2030 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 80,745,270
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2035 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 80,307,421
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2040 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 92,897,810
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2045 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 84,852,498
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2050 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 63,358,491
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2055 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 48,649,412
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2060 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 42,114,388
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement 2065 Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 9,810,202
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Retirement Balanced Fund Trust C
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 931,778
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price T. Rowe Price Stable Value Common Trust P
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:T.RowePriceMember
Current Value	$ 54,342,959
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Cash Reserves Federal Money Market Fund
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 13,820,207
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Emerging Mkts Stock Index Admiral
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 7,063,351
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Equity Income Admiral
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 10,744,575
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Extended Market Index Inst
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 42,448,625
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Federal Money Market Fund
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 130,370
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Institutional Index Instl Plus
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 235,257,141
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Real Estate Index Admiral
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 6,411,503
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Total Bond Market Index Inst
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 16,347,612
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Vanguard Group Vanguard Total Intl Stock Index Instl
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VanguardGroupMember
Current Value	$ 17,633,999
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Various Self-Directed Brokerage Accounts
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:VariousMember
Current Value	$ 136,687,708
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Wasatch Global Investors Wasatch Small Cap Growth Fund
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:WasatchGlobalInvestorsMember
Current Value	$ 34,053,717
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Wasatch Global Investors Wasatch Small Cap Value I
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EBP, Investment, Issuer Name [Extensible Enumeration]	skyw:WasatchGlobalInvestorsMember
Current Value	$ 37,751,319
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember